Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2015	May 31, 2025	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
C000024676 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares — with sales load
Accumulated Value	$ 9,550		$ 10,090	$ 10,190	$ 10,210	$ 10,809	$ 11,146	$ 11,656	$ 10,847	$ 10,985	$ 11,353	$ 11,595
C000024675 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,579	10,703	10,749	11,396	11,791	12,359	11,528	11,702	12,121	12,407
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Index
Accumulated Value	10,000		10,571.678	10,738.09418	10,873.16652	11,532.58384	11,978.77028	12,542.30794	11,793.22738	11,815.57554	12,155.3525	12,452.4901
S And P Municipal Bond Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Intermediate Index
Accumulated Value	10,000		10,540.211	10,720.58036	10,761.91999	11,450.45256	11,942.17507	12,385.2847	11,655.09414	11,777.27683	12,011.06048	12,429.30122
Morningstar Municipal National Intermediate Funds Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Municipal National Intermediate Funds Average
Accumulated Value	$ 10,000		$ 10,478.629	$ 10,573.07812	$ 10,643.61324	$ 11,233.63556	$ 11,494.0829	$ 12,127.62066	$ 11,329.69114	$ 11,355.05152	$ 11,698.26817	$ 11,967.81615